Loan Portfolio Indemnification Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loan Portfolio Indemnification Obligations
Schedule of Balance Sheet Impact

The following table summarizes the October 1, 2025, inception date, consolidated balance sheet impact of ASC 460 and ASC 326.

	ASC 460	ASC 326	Total
Contract asset	$2,135,000	$1,091,772	$3,226,772
Financial indemnification liability	-	1,091,772	1,091,772
Stand-ready guarantee liability	$2,135,000	$-	$2,135,000

Schedule of Significant Unobservable Input

Significant Unobservable Input	March 31, 2026	December 31, 2025
Pooled Probability of Default or PD (Ratings 2-5)	7.25%	7.25%
Pooled Loss Given Default or LGD (inclusive of 17.5% and 16.6% cannabis qualitative premium as of March 31, 2026 and December 31, 2025, respectively)	35%	35%
Tranche C PD (Rating 9, individually evaluated)	35%	35%
Tranche C LGD on uncollateralized gap	50%	50%
Stand-ready risk premium loading	120% of expected loss	120% of expected loss
Discount rate	4.35%	4.0%
Weighted average pay out year - Tranche A	3.8 years	4 years
Weighted average pay out year - Tranche B	2.8 years	3 years
Weighted average pay out year - Tranche C	1.8 years	2 years
Weighted average pay out year - Stand Ready Premium	2.8 years	3 years

Significant Unobservable Input	Value
Pooled Probability of Default or PD (Ratings 2-5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 13% cannabis qualitative premium)	35%
Tranche C PD (Rating 9, individually evaluated)	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year - Tranche A	4 years
Weighted average pay out year - Tranche B	3 years
Weighted average pay out year - Tranche C	2 years
Weighted average pay out year - Stand Ready Premium	3 years

Schedule of Expected Credit Loss Liability

The expected credit loss liability as of March 31, 2026 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2-5	$35,376,181	Pooled; rates 0.5%-1.8%	$404,218
Tranche B - Elevated Risk	6-8	6,803,605	Pooled; rates 3.2%-4.4%	164,493
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$51,526,180		$958,113

The expected credit loss liability as of December 31 2025 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2-5	$35,544,024	Pooled; rates 0.5%-1.8%	$406,066
Tranche B - Elevated Risk	6-8	7,168,435	Pooled; rates 3.2%-9.2%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

The indemnified portfolio is segmented into three tranches. Loans rated 9 or 10 are individually evaluated rather than included in the pooled analysis:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2-5	$35,544,024	Pooled; rates 0.453%-1.81%	$406,066
Tranche B - Elevated Risk	6-8	7,168,435	Pooled; rates 3.17%-9.21%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

Schedule of Contract Asset

The following table summarizes the change of the contract asset for the three months ended March 31, 2026:

	Stand-ready guarantee liability	Financial indemnification liability	Total
Beginning, December 31, 2025	$2,049,599	$1,048,101	$3,097,700
Amortization	(85,401)	(43,671)	(129,072)
Balance, March 31, 2026	1,964,198	1,004,430	2,968,628
Less: current portion	(341,600)	(174,683)	(516,283)
Total non-current portion	$1,622,598	$829,747	$2,452,345

The following table summarizes the changes of the contract asset for the year ended December 31, 2025:

	Stand-ready guarantee liability	Financial indemnification liability	Total
Balance, December 31, 2024	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772
Amortization	(85,401)	(43,671)	(129,072)
Balance, December 31, 2025	2,049,599	1,048,101	3,097,700
Less: current portion	(341,600)	(174,683)	(516,283)
Total non-current portion	$1,707,999	$873,418	$2,581,417

The following table summarizes the changes of the contract asset for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Amortization	(85,401)	(43,671)	(129,072)	-	-	-
Ending balance	2,049,599	1,048,101	3,097,700	-	-	-
Less: current portion	(341,600)	(174,683)	(516,283)	-	-	-
Total non-current portion	$1,707,999	$873,418	$2,581,417	$-	$-	$-

Summary of Movement of Liabilities

The following table summarizes the changes of the liabilities for the three months ended March 31, 2026.

	Stand-ready guarantee liability	Financial indemnification liability	Total
Balance, December 31, 2025	$1,957,083	$1,091,772	$3,048,855
Benefit	(182,917)	(133,659)	(316,576)
Balance, March 31, 2026	1,774,166	958,113	2,732,279
Less: current portion	(709,667)	(414,868)	(1,124,535)
Total non-current portion	$1,064,499	$543,245	$1,607,744

	Stand-ready guarantee liability	Financial indemnification liability	Total
Balance, December 31, 2024	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772
Benefit	(177,917)	-	(177,917)
Balance, December 31, 2025	1,957,083	1,091,772	3,048,855
Less: current portion	(711,667)	(433,968)	(1,145,635)
Total non-current portion	$1,245,416	$657,804	$1,903,220

The following table summarizes the changes of the liabilities for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$1,393,131	$1,393,131
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Benefit	(177,917)	-	(177,917)	-	(1,393,131)	(1,393,131)
Ending balance	1,957,083	1,091,772	3,048,855	-	-	-
Less: current portion	(711,667)	(433,968)	(1,145,635)	-	-	-
Total non-current portion	$1,245,416	$657,804	$1,903,220	$-	$-	$-